UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 54.6%
Federal Farm Credit Bank, 4.25%, 10/10/2008	50,000,000	50,529,346
Federal Home Loan Bank:
3.05%, 10/14/2008	31,850,000	31,580,852
3.071% *, 4/30/2009	32,000,000	32,000,000
3.161% *, 1/28/2009	200,000,000	199,953,268
3.93% **, 3/19/2008	245,000,000	243,742,946
3.96% **, 4/9/2008	100,000,000	99,252,000
4.05% **, 5/9/2008	50,000,000	49,448,750
4.1% **, 7/22/2008	20,000,000	19,608,222
4.21% **, 4/30/2008	70,000,000	69,271,436
4.3% **, 2/6/2008	140,000,000	139,916,389

4.3%, 12/10/2008	20,000,000	19,998,280
4.35%, 12/11/2008	87,400,000	87,400,000
4.43% **, 3/24/2008	75,000,000	74,520,083
4.5%, 4/14/2008	31,000,000	31,000,000
4.5%, 11/5/2008	70,000,000	70,015,294
4.51% *, 7/7/2009	50,000,000	50,056,720
4.766% *, 3/20/2008	55,000,000	54,995,225
4.767% *, 2/11/2009	250,000,000	250,056,659
4.795% *, 5/27/2009	110,000,000	109,990,147
4.84% *, 9/17/2008	350,000,000	349,897,115
4.841% *, 8/21/2008	120,000,000	120,048,772
4.88% **, 2/25/2008	32,215,000	32,110,194
Federal Home Loan Mortgage Corp.:
2.72% **, 7/21/2008	42,650,000	42,098,962
4.01% **, 4/7/2008	100,000,000	99,264,833
4.15% **, 6/9/2008	45,000,000	44,330,813
4.27% **, 3/20/2008	130,000,000	129,259,867
4.34% **, 4/21/2008	140,000,000	138,649,778
4.36% **, 6/27/2008	15,000,000	14,732,950
4.43% **, 3/24/2008	49,360,000	49,044,151
4.62% **, 3/17/2008	65,000,000	64,624,625
4.63% **, 3/17/2008	100,000,000	99,421,250
Federal National Mortgage Association:
2.5%, 6/15/2008	100,000,000	99,570,294
4.235% **, 3/19/2008	45,000,000	44,751,194
4.24% **, 3/28/2008	34,085,000	33,860,190
4.62% **, 3/12/2008	109,728,000	109,164,730

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $3,154,165,335)		3,154,165,335
Repurchase Agreements 45.3%
BNP Paribas, 3.0%, dated 1/31/2008, to be repurchased at $100,008,333 on 2/1/2008 (a)	100,000,000	100,000,000
BNP Paribas, 3.15%, dated 1/31/2008, to be repurchased at $162,914,254 on 2/1/2008 (b)	162,900,000	162,900,000
Greenwich Capital Markets, Inc., 3.0%, dated 1/31/2008, to be repurchased at $800,066,667 on 2/1/2008 (c)	800,000,000	800,000,000
Greenwich Capital Markets, Inc., 4.26%, dated 1/11/2008, to be repurchased at $75,284,000 on 2/12/2008 (d)	75,000,000	75,000,000
JPMorgan Securities, Inc., 3.0%, dated 1/31/2008, to be repurchased at $243,860,479 on 2/1/2008 (e)	243,840,159	243,840,159
Merrill Lynch Government Securities, Inc., 2.8%, dated 1/31/2008, to be repurchased at $128,244,006 on 2/1/2008 (f)	128,234,032	128,234,032
The Bear Stearns & Co., Inc., 3.0%, dated 1/31/2008, to be repurchased at $1,107,371,881 on 2/1/2008 (g)	1,107,279,608	1,107,279,608

Total Repurchase Agreements (Cost $2,617,253,799)		2,617,253,799
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,771,419,134)	99.9	5,771,419,134
Other Assets and Liabilities, Net	0.1	2,990,151

Net Assets	100.0	5,774,409,285

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2008.

**		Annualized yield at time of purchase; not a coupon rate.
(a)		Collateralized by $102,395,925 Federal National Mortgage Association, with various coupon rates from 4.805-6.1%, with various maturity dates of 4/1/2034-11/1/2037 with a value of $102,000,001.

(b)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
27,925,545	Federal Home Loan Mortgage Corp.	5.609-6.092	5/1/2036-8/1/2036	28,855,469
134,535,087	Federal National Mortgage Association	4.792-6.102	4/1/2035-2/1/2038	137,302,531
Total Collateral Value				166,158,000

(c)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
569,399,081	Federal Home Loan Mortgage Corp.	4.875-7.5	2/17/2009-4/15/2037	601,201,593
24,514,722	Federal Home Loan Mortgage Corp. - Principal Only	-	4/15/2036-5/15/2036	16,708,501
198,925,834	Federal National Mortgage Association	3.375-14.599	12/15/2008-5/25/2037	198,094,644
Total Collateral Value				816,004,738

(d)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
26,267,635	Federal Home Loan Mortgage Corp.	5.0	2/15/2032	26,492,073
46,793,447	Federal National Mortgage Association	5.0-6.0	7/25/2026-9/25/2037	46,823,710
4,753,176	Federal National Mortgage Association - Principal Only	-	7/25/2036	3,186,837
Total Collateral Value				76,502,620

(e)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
76,349,755	Federal Home Loan Mortgage Corp.	4.0-6.25	9/15/2014-12/15/2037	77,183,634
119,056,075	Federal National Mortgage Association	4.0-6.454	5/25/2011-1/25/2034	119,644,360
51,380,448	Government National Mortgage Association	4.5-5.5	2/20/2027-11/20/2037	51,889,061
Total Collateral Value				248,717,055

(f)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
6,701,146	Federal Home Loan Mortgage Corp.	8.667	10/15/2023	7,560,945
341,727,337	Federal Home Loan Mortgage Corp. - Interest Only	2.214-3.864	11/15/2017-11/15/2037	27,214,231
41,154,467	Federal Home Loan Mortgage Corp. - Principal Only	-	2/15/2032-9/15/2037	32,901,844
14,234,721	Federal National Mortgage Association	12.683-22.35	9/25/2031-8/25/2037	19,012,028
143,333,969	Federal National Mortgage Association - Interest Only	3.324-6.0	3/25/2018-5/25/2037	12,901,897
41,803,587	Federal National Mortgage Association - Principal Only	-	7/25/2033-9/25/2037	31,208,198
Total Collateral Value				130,799,143

(g)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
432,559,975	Federal Home Loan Mortgage Corp.	4.0-8.0	12/15/2013-7/15/2037	432,897,700
137,858,494	Federal Home Loan Mortgage Corp. - Interest Only	0.19-2.86	3/15/2034-3/15/2035	7,064,208
521,268,702	Federal National Mortgage Association	Zero Coupon-9.5	9/25/2011-2/25/2038	522,688,653
7,140,752	Federal National Mortgage Association - Interest Only	5.0	4/25/2035	1,784,117
10,256,651	Federal National Mortgage Association - Principal Only	-	1/25/2032-8/25/2037	7,187,906
161,554,381	Government National Mortgage Association	4.5-6.0	9/202034-1/20/2038	157,803,195
Total Collateral Value				1,129,425,779

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008